Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000032294
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EGLBX
Without Sales Load [Member] | C000032294
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%	5.22%	5.51%
GE INDEX: MSCI EAFE INDEX NET
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	3.82%	4.73%	5.20%